Stock-Based Compensation - Additional information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Ending balance			14,439		14,439		14,713	19,656	18,542
Weighted average grant date fair value (in dollars per share)					$ 12.85	$ 2.40	$ 2.67	$ 1.41	$ 0.51
Intrinsic value					$ 50,500	$ 500	$ 3,600	$ 300	$ 0
Stock-based compensation expense			$ 4,848	$ 1,619	12,100	$ 3,561	$ 20,527	$ 1,680	$ 1,442
Unrecognized stock-based compensation expense			$ 68,900		$ 68,900
Weighted-average period over which unrecognized stock-based compensation expense are expected to be recognized					1 year 7 months 6 days
Former Executive
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchased and cancelled shares							2,606
Former Executive | Additional Paid-in Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate purchase price							$ 15,500
Performance and Market Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					0		600
Outstanding Ending balance			3,433		3,433		3,433
Repurchased and cancelled shares							956
Incremental cash based compensation expenses							$ 14,500
Market Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted							167
Vested							167
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	37	75			1,720		1,510
Vested					322		185	38	38
Granted, Weighted average grant date fair value	$ 3.72	$ 1.68			$ 30.88		$ 7.59
Granted, Fair value	$ 100	$ 100
Stock-based compensation expense								$ 100	$ 100
Unrecognized stock-based compensation expense							$ 15,500
Weighted-average period over which unrecognized stock-based compensation expense are expected to be recognized							1 year 3 months 18 days